REX D. HEMME, FSA, MAAA
   Vice President and Actuary
   Life Product Development
   American National Insurance Company

May 9, 2001

Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N W
Washington, D.C.   20549

Re:   American National Variable Life Separate Account ("Registrant")
File Numbers: 33-36525 and 811-06160
CIK Number: 867289

Dear Ladies and Gentlemen:

I am writing this letter as a Vice President and Actuary of American National Insurance Company, as the depositor of the Registrant and on behalf of the Registrant.

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing a definitive copy of the prospectus contained in its most recent amendment to its Form S-6 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act.

Registrant hereby certifies that:

(1) the form of prospectus that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the amendment would not have been different from that contained in the Amendment, and

(2) the Amendment, which is designed as Post-Effective Amendment No. 14 under the 1933 Act, was filed electronically on May 1, 2001.

Please direct any inquiry regarding the foregoing to the undersigned at (409) 766-6627 or to Greg Garrison of Greer, Herz & Adams, L.L.P. at (409) 797-3248.

Very truly yours,

/s/ Rex D. Hemme

Rex D. Hemme